Note 2 - Significant Accounting Policies (Details) - Changes in Fair Value of the Company’s Warrants (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 2 - Significant Accounting Policies (Details) - Changes in Fair Value of the Company’s Warrants [Line Items]
Liability at beginning of the period	$ 4,014,821
Opening liability of warrants issued in the period		850,907	751,505
Foreign exchange (gain) loss	(3,530,314)	(3,821,635)	579,474
Liability at end of the period	5,378,772	4,014,821
Change In Fair Value [Member]
Note 2 - Significant Accounting Policies (Details) - Changes in Fair Value of the Company’s Warrants [Line Items]
Liability at beginning of the period	4,014,821	201,620
Opening liability of warrants issued in the period		850,907	786,919
Fair value of warrants exercised in the period	(1,854,028)	(880,691)
Increase (decrease) in value of warrants	3,530,314	3,821,635	(579,474)
Foreign exchange (gain) loss	(312,335)	21,350	(5,825)
Liability at end of the period	$ 5,378,772	$ 4,014,821	$ 201,620